Basis of Preparation (Tables)	6 Months Ended
Jun. 30, 2024
Basis of Preparation [Abstract]
Schedule of Exchange Rates of Main Foreign Currencies
The table below shows the exchange rates compared to the Euro of the main foreign currencies used by the Group.

	Average for the six months ended June 30, 2024	At June 30, 2024	At December 31, 2023	Average for the six months ended June 30, 2023	At June 30, 2023
U.S. Dollar	1.081	1.071	1.105	1.081	1.087
Swiss Franc	0.962	0.963	0.926	0.986	0.979
Chinese Renminbi	7.801	7.775	7.851	7.489	7.898
Pound Sterling	0.855	0.846	0.869	0.876	0.858
Hong Kong Dollar	8.454	8.359	8.631	8.471	8.516
Singapore Dollar	1.456	1.451	1.459	1.444	1.473
United Arab Emirates Dirham	3.971	3.931	4.058	3.969	3.991
Japanese Yen	164.461	171.940	156.330	145.760	157.160
South Korea Won	1,460.315	1,474.860	1,433.660	1,400.435	1,435.880